Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Profit/(loss) from operations		(15,751)	10,523	10,234
Net finance costs		(1,895)	(1,641)	(1,486)
(Loss)/profit before taxation		(17,061)	9,324	9,163
Taxation on ordinary activities		2,872	(2,478)	(2,189)
(Loss)/profit for the year		(14,189)	6,846	£ 6,974
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit/(loss) from operations		(642)	(115)
Dividend income		4,950	7,515
Net finance costs		488	264
(Loss)/profit before taxation		4,796	7,664
Taxation on ordinary activities		(25)	(10)
(Loss)/profit for the year		4,771	7,654
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		4,950	7,515
Net finance costs		293	52
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(120)	(116)
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit/(loss) from operations		3	(1)
Dividend income		0	0
Net finance costs		(204)	(52)
(Loss)/profit before taxation		(201)	(53)
Taxation on ordinary activities		22	(9)
(Loss)/profit for the year		(179)	(62)
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		768	815
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(1)	(1)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit/(loss) from operations		4	(2)
Dividend income		1	0
Net finance costs		857	187
(Loss)/profit before taxation		862	185
Taxation on ordinary activities		17	(21)
(Loss)/profit for the year		879	164
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		1,445	732
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	(2)
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit/(loss) from operations		0	0
Dividend income		0	0
Net finance costs		1	0
(Loss)/profit before taxation		1	0
Taxation on ordinary activities		0	0
(Loss)/profit for the year		1	0
Registered BATCAP bonds | BATNF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance costs		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit/(loss) from operations		0	5
Dividend income		5,234	4,835
Net finance costs		(538)	(500)
(Loss)/profit before taxation		4,696	4,340
Taxation on ordinary activities		127	110
(Loss)/profit for the year		4,823	4,450
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		5,234	4,835
Net finance costs		26	25
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		30	47
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
Profit/(loss) from operations		5	1
Dividend income		424	148
Net finance costs		0	0
(Loss)/profit before taxation		429	149
Taxation on ordinary activities		(1)	0
(Loss)/profit for the year		428	149
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		424	148
Net finance costs		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		£ 0	£ 0

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.